FEDERATED EQUITY FUNDS
Federated Aggressive Growth Fund
Class A Shares
Class B Shares
Class C Shares
Federated Growth Strategies Fund
Class A Shares
Class B Shares
Class C Shares
Federated Kaufmann Small Cap Fund
Class A Shares
Class B Shares
Class C Shares
Federated Capital Appreciation Fund
Class A Shares
Class B Shares
Class C Shares
Federated Large Cap Growth Fund
Class A Shares
Class B Shares
Class C Shares
Federated Communications Technology Fund
Class A Shares
Class B Shares
Class C Shares
Federated Market Opportunity Fund
Class A Shares
Class B Shares
Class C Shares

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Supplement to Statements of Additional Information dated December 31, 2001

Please delete the following paragraph under "Research Services:"

  "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund."

Please add the following as the second paragraph under "Brokerage
Transactions:"

     "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts."






                                                             April 30, 2002

Cusip 314172875
Cusip 314172867
Cusip 314172859
Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172404
Cusip 314172503
Cusip 314172602
Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172842
Cusip 314172834
Cusip 314172826
Cusip 314172818
Cusip 314172792
Cusip 314172784
Cusip 314172743
Cusip 314172735
Cusip 314172727

27407 (4/02)